Consolidated Statements of Profits and Losses and Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Retail and wholesale revenues	$ 1,207,344	$ 586,219
Management fee income	2,317	40,418
Total revenues	1,209,661	626,637
Cost of goods sold	621,610	311,148
Gross profit before impact of biological assets	588,051	315,489
Realized fair value amounts included in inventory sold	(365,642)	(149,586)
Unrealized fair value gain on growth of biological assets	465,180	224,610
Gross profit	687,589	390,513
Operating expenses:
Selling, general and administrative	370,106	227,274
Share-based compensation	45,632	30,879
Depreciation and amortization	96,217	59,923
Total operating expenses	511,955	318,076
Income from operations	175,634	72,437
Other income (expense):
Interest income	629	6,484
Interest expense	(53,549)	(47,903)
Interest expense related to lease liabilities	(36,713)	(21,099)
Gain (loss) on investment	(2,974)	37,560
Loss on impairment of goodwill and other intangible assets	(14,573)	(23,659)
Other income (expense)	(3,658)	6,976
Total other expense	(110,838)	(41,641)
Income before provision for income taxes	64,796	30,796
Income tax expense	(173,926)	(87,550)
Net loss	(109,130)	(56,754)
Less: Net income (loss) attributable to non-controlling interest	(7,399)	407
Net loss attributable to Curaleaf Holdings, Inc.	$ (101,731)	$ (57,161)
Loss per share - Basic (Dollar per share)	$ (0.15)	$ (0.10)
Loss per share - Diluted (Dollar per share)	$ (0.15)	$ (0.10)
Weighted average common shares outstanding - basic	698,759,274	557,192,899
Weighted average common shares outstanding - diluted	698,759,274	557,192,899
Net loss	$ (109,130)	$ (56,754)
Foreign currency translation differences	(9,996)
Total comprehensive loss	(119,126)	(56,754)
Less: Comprehensive income (loss) attributable to non-controlling interest	(10,548)	407
Comprehensive loss attributable to Curaleaf Holdings, Inc.	$ (108,578)	$ (57,161)